Merk Hard Currency Fund

Investment Objective
The Merk Hard Currency Fund (the "Fund" in this section) seeks to profit from a rise in hard currencies relative to the U.S. dollar.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Merk Hard Currency Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Merk Hard Currency Fund	Investor Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Merk Hard Currency Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Shares	107	334	579	1,283

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in "hard currency" denominated investments. Hard currencies are currencies of countries pursuing what Merk Investments LLC (the "Adviser") believes to be "sound" monetary policy and gold. Sound monetary policy is defined by the Adviser as providing an environment fostering long-term price stability. Due to the intrinsic value of gold, the Adviser considers gold to qualify as a hard currency. The Fund normally invests in a managed basket of hard currency denominated, high quality, short-term debt instruments, including sovereign debt and gold. To the extent that the Fund invests in gold, it will normally do so indirectly through U.S. listed exchange-traded products ("ETPs") that invest in gold bullion and futures contracts, including ETPs sponsored by the Adviser or its affiliates.

The Adviser will determine currency allocations based on its analysis of monetary policies pursued by central banks and economic environments. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments evolves.

The Fund will specifically seek exposure to currencies of countries pursuing what the Adviser believes to be sound monetary policies. As long-term price stability is unlikely to be achieved by most currencies, if any, however, the Adviser may focus on countries with monetary policies that, in the Adviser's view, better foster such stability. The Fund may from time to time focus its investment in just a few currencies.

To mitigate interest rate and credit risk, the Fund's fixed income holdings typically have a weighted average portfolio maturity of less than eighteen months. In addition, the Fund only buys money market or other short-term debt instruments that are rated in the top three rating categories by one or more U.S. nationally recognized services or that the Adviser considers to be comparable in quality to such instruments. When selecting debt securities for the portfolio, the Adviser may sacrifice yield for high credit quality.

To gain exposure to certain hard currencies, the Fund may invest in a combination of fixed-income securities and forward currency contracts. Over time, the Fund seeks to generate more gains from securities than derivatives.

The Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's process does not identify other appropriate investments for the Fund.

The Fund is non-diversified.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to lower returns and missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates will affect the value of the Fund's investments. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include that derivatives may result in losses, which are potentially unlimited, and that partially or completely offset gains in portfolio positions. Derivative transactions may not be liquid. Many derivatives subject the Fund to Counterparty Risk, as discussed in this Prospectus.

Exchange-Traded Products Risk. The risks of investing in ETPs typically reflect the risks of the types of instruments in which such ETPs invest, spanning a wide range of commodities, derivatives, and/or other securities designed to track the price, performance and dividend yield of a particular commodity, security, securities market index or sector of an index. When the Fund invests in ETPs, shareholders bear their proportionate share of the fees and expenses of the ETP held by the Fund, as well as their proportionate share of the Fund's fees and expenses. Shares of ETPs may trade at a premium or discount to their NAV. The Fund may invest in ETPs sponsored by the Adviser or its affiliates.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's securities. Investment risk and price volatility may increase as a security's credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest. Given that interest rates are near historic lows, risks associated with rising rates are heightened.

Focused Portfolio Risk. The Fund's portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than to a fund that is not weighted in those sectors or industries.

Foreign Instruments Risk. Foreign investments are subject to risks that include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign instruments are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

European Market Risk. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the European Union. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund's portfolio.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated. The use of forward currency contracts subjects the Fund to Counterparty Risk, as discussed in this Prospectus. Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative is open, unless they are replaced with appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Futures Contract Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts may expose the Fund to Leverage Risk, as discussed in this Prospectus.

Gold-Related Securities Risk. Investments in gold-related securities may be subject to greater volatility than investments in traditional securities. The value of gold-related securities may be affected by market movements and political, regulatory or other factors affecting the gold industry. Gold-related securities generate no interest or dividends, and the return from investments in gold-related securities will be derived solely from the price gains or losses from the commodity. Investments in gold and gold-related securities generally do not produce "qualifying income" for the Fund and may have negative tax consequences for the Fund.

Leverage Risk. Certain of the Fund's derivatives transactions, such as forward currency contracts, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers. An increase or decrease of the value of a single position held by the Fund may have a greater impact on the Fund's NAV and total returns than if the Fund were more broadly invested.

Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, some countries have refused to honor their payment obligations on issued bonds.

Tax Risk. In order to avoid paying taxes at the Fund level, the Fund must qualify as a regulated investment company ("RIC"), deriving at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended ("Code"). If the Fund's foreign currency gains were excluded from the definition of "qualifying income," the Fund may fail to qualify as a RIC or may change its investment strategy or liquidate.

Performance Information

The chart and table provide some indication of the risks of investing in the Fund. The bar chart below illustrates the variability of the Fund's returns by showing performance of the Investor Shares' of the Fund from year to year. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The table shows how the Fund's average annual returns for one year, five years, and ten years compare to the JPMorgan 3-Month Global Cash Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 9.05% for the quarter ended September 30, 2010, and the lowest return was -9.01% for the quarter ended March 31, 2015.

The calendar year-to-date total return as of June 30, 2017 was 6.56%.

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - Merk Hard Currency Fund	1 Year	5 Years	10 Years
Institutional Shares	none	(3.81%)	0.69%	[1]
Investor Shares	(0.33%)	(4.08%)	0.49%
After Taxes on Distributions | Investor Shares	(0.33%)	(4.40%)	(0.15%)
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	(0.19%)	(3.12%)	0.26%
JPMorgan 3-Month Global Cash Index (reflects no deduction for fees, expenses or taxes)	(2.86%)	(4.03%)	(0.22%)
[1]	For the Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.

JPMorgan 3-Month Global Cash Index is an equal-weighted aggregate of the cash indices of 13 countries designed to track total returns of three-month constant maturity euro-currency deposits. The euro-currency deposits are short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.